Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption (Details) - Decarbonization Plus Acquisition Corporation Iii - Class A Common Stock - USD ($)
	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Summaryof Significant Accounting Policies Details [Line Items]
Gross Proceeds		$ 350,000,000
Class A shares offering costs		(19,172,254)
Accretion of carrying value to redemption value		35,972,254
Class A common stock subject to possible redemption	$ 5,000,001	350,000,000
Public Warrants
Summaryof Significant Accounting Policies Details [Line Items]
Proceeds allocated to Public Warrants		$ (16,800,000)